OTHER OPERATING INCOME (EXPENSES), NET (Tables)	12 Months Ended
Dec. 31, 2018
Other operating income (expenses), net [Abstract]
Schedule of other operating income (expenses), net

	Year ended December 31,
	2018	2017	2016

Results of sundry assets	1,895	1,190	1,270
Provision for legal claims and other matters (Note 19 and 25 (ii))	7,625	—	—
Other operating income	4,136	—	—

Other operating income	13,656	1,190	1,270

Provision for legal claims and other matters (Note 19 and 25 (ii))	—	(2,783)	(1,678)
Other operating expense	—	(14,647)	(9,517)

Other operating expense	—	(17,430)	(11,195)

Other operating (expenses) income, net	13,656	(16,240)	(9,925)